Stockholders' Equity (Deficit) (Details)										9 Months Ended	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Sep. 30, 2021 shares	Sep. 29, 2021 shares	May 10, 2021 $ / shares shares	Jun. 30, 2017 $ / shares shares	Apr. 22, 2015 $ / shares shares	Feb. 03, 2014 $ / shares shares	Dec. 18, 2013 $ / shares shares	Mar. 08, 2013 $ / shares shares	Sep. 30, 2021 Day $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Recapitalization conversion ratio			0.8293
Common stock, shares authorized	120,000,000										120,000,000	120,000,000
Common stock, par value | $ / shares	$ 0.0001										$ 0.0001	$ 0.0001
Common stock voting rights											one vote per share
Common stock, shares issued	48,627,739										48,627,739	32,184,263
Common stock, shares outstanding	48,627,739										48,627,739	32,184,263
Warrants expiry term		5 years								5 years
Redemption price (per warrant) | $ / shares										$ 0.01
Redemption notice period										30 days
Redemption share price basis | $ / shares										$ 18.00
Redemption share price basis number of days | Day										20
Redemption, registration statement to be maintained | Day										30
Public Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares	$ 11.50										$ 11.50
Warrant outstanding	15,295,612										15,295,612	13,800,000
Number of shares purchased		1								1
Warrants exercisable period	30 days
Legacy Shapeways Series A-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock converted in to aggregate number of shares of common stock			22,579,695
Legacy Shapeways Series A-2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock converted in to aggregate number of shares of common stock			22,579,695
Legacy Shapeways Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock converted in to aggregate number of shares of common stock			22,579,695
Legacy Shapeways Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock converted in to aggregate number of shares of common stock			22,579,695
Legacy Shapeways Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock converted in to aggregate number of shares of common stock			22,579,695
Legacy Shapeways Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock converted in to aggregate number of shares of common stock			22,579,695
Legacy Shapeways Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock converted in to aggregate number of shares of common stock			22,579,695
Prior to Merger [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Warrant outstanding			13,800,000
Legacy Shapeways Common Stock Warrants [Member] | Legacy Shapeways Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Warrants exercised for number of shares of preferred stock				23,125
Legacy Shapeways Common Stock Warrants [Member] | Executing a Loan Agreement [Member]
Class of Stock [Line Items]
Purchase of stock and warrants							248,000	40,000
Exercise price of warrants | $ / shares							$ 1.25	$ 1.25
Expiraiton period of warrants from the original issuance date							7 years
Expiraiton period of warrants from the effective date of an initial public offering							5 years
Legacy Shapeways Common Stock Warrants [Member] | Amended Loan Agreement [Member]
Class of Stock [Line Items]
Purchase of stock and warrants						13,750
Exercise price of warrants | $ / shares						$ 1.70
Expiration date of warrants						Apr. 22, 2025
Legacy Shapeways Common Stock Warrants [Member] | Prior to the Business Combination [Member]
Class of Stock [Line Items]
Common stock, shares outstanding	212,234										212,234
Outstanding warrants exercised in aggregate of shares of common stock			255,917
Legacy Shapeways Preferred Stock Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares				$ 2.5946	$ 5.2584				$ 2.5946
Warrants exercisable period from the date of grant					10 years				10 years
Number of warrants exercised		57,051		23,125
Warrants exercised for number of shares of Common stock		107,580
Legacy Shapeways Preferred Stock Warrants [Member] | Legacy Shapeways Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Purchase of stock and warrants									23,125
Legacy Shapeways Preferred Stock Warrants [Member] | Legacy Shapeways Series D Preferred Stock [Member]
Class of Stock [Line Items]
Purchase of stock and warrants					57,051